Significant Shareholdings and Related Party Transactions (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Jun. 30, 2022 GBP (£) transaction £ / shares shares	Jun. 30, 2021 GBP (£) £ / shares shares
Disclosure of transactions between related parties [line items]
Par value per share (in gbp per share) | £ / shares	£ 0.02	£ 0.02
Number of related party transactions | transaction	0
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Ordinary shares owned by executive officers and directors (in shares)	10,130,237	11,985,752
Awards owned over ordinary shares by executive officers and directors (in shares)	298,383	345,682
Services received from related party | £	£ 0.5	£ 0.4
Subsidiaries | Endava Argentina SRL
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Australia Pty Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Austria GmbH
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava D.O.O. Banja Luka
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava D.O.O. Sarajevo
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava EOOD
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Canada Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Colombia S.A.S.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava S.A.S.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Pet Minuta d.o.o
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava ApS
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Berlin GmbH
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava GmbH
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Munchen GmbH
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava (Ireland) Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Digital Services Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Malaysia SDN. BHD.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Lvvl Mexico S. de R.L. de C.V.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | ICS Endava SRL
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava B.V.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Holding B.V.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava DOOEL Skopje
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Poland sp. z o.o
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Romania SRL
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava d.o.o. Beograd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Digital Services d.o.o
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Singapore Pte. Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Digitalne Resitve d.o.o
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Switzerland GmbH
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Middle East FZ-LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava (Managed Services) Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava (UK) Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Limited Guernsey Employee Benefit Trust
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Intuitus Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Business Agility Consulting Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Holdings Inc
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Nearshore Ventures LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava USA West, Inc
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Five Minutes Studio, Inc
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Levvel Digital LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Levvel LLC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Uruguay SRL
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava Vnz S.C.A.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Endava (Romania) Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries | Testing4Finance Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%